CURRENT AND DEFERRED INCOME TAX	12 Months Ended
Dec. 31, 2019
Income Taxes [Abstract]
CURRENT AND DEFERRED INCOME TAX
CURRENT AND DEFERRED INCOME TAX

The following table represents the major components of income tax expense (recovery) recognized in the consolidated statement of income (loss) for the years ended December 31, 2019 and 2018:

Years ended December 31	2019	2018
Current tax expense	$24,796	$8,043
Deferred tax expense	5,576	78
Total income tax expense	$30,372	$8,121

Income tax expense differs from the amount that would be computed by applying the Canadian statutory rate of 27% (2018- 27%) to income before income taxes. The reasons for the differences are as follows:

Years ended December 31	2019	2018
Income before taxes	$86,129	$8,090
Statutory tax rate	27.00%	27.00%
Expected income tax	$23,254	$2,184

Increase (decrease) attributable to:
Non-deductible (taxable) items	(17,654)	25,408
Foreign exchange	15,058	(13,714)
Differences in foreign and future tax rates	(3,309)	(1,086)
Mining and overseas withholding tax	10,249	4,955
Expired losses	738	2,928
Restructuring of Argentine operations	—	114,100
Change in tax estimates with respect to prior years	(2,316)	1,501
Changes in recognition of deferred tax assets	3,952	(128,066)
Other	400	(89)
Total income tax expense	$30,372	$8,121

Restructuring of Argentine Operations

In May 2018, we restructured our Argentine operations by recharacterizing our intercompany loan to equity and transferring the Chinchillas assets into the same wholly-owned subsidiary of Puna Operations that holds the Pirquitas plant. The restructuring was designed to increase the efficiency and administration of the operation and reduce the risk related to historic tax positions. The restructuring resulted in the elimination of previously unrecognized deferred tax assets resulting in a movement in deferred tax not recognized of $125.7 million and a change to tax expense of $114.1 million reflecting the recharacterization of the intercompany loan to equity, an increase in tax basis of mining assets, and current tax expense of $4.7 million in 2018.

12.	CURRENT AND DEFERRED INCOME TAX (continued)

The significant components of deferred income tax assets and deferred income tax liabilities as at December 31, 2019 and 2018 are presented below:

As at December 31	2019	2018
Deferred income tax assets
Deductible temporary differences relating to:
Marketable securities	$—	$1,038
Inventories	2,241	—
Reclamation and closure cost provision	4,760	3,354
Deductibility of other taxes	9,242	9,445
Other items	9,917	10,124
	26,160	23,961
Tax loss carry forwards and tax credits	9,919	15,361
Total deferred income tax assets	$36,079	$39,322

Deferred income tax liabilities
Taxable temporary differences relating to:
Marketable securities	(4,118)	—
Inventories	(4,138)	(3,511)
Mineral properties, plant and equipment	(98,438)	(92,686)
Convertible notes	(15,046)	(2,236)
Mineral and foreign withholding tax	(40,462)	(41,143)
Other items	(1,629)	(132)
Total deferred income tax liabilities	$(163,831)	$(139,708)

Balance sheet presentation
Deferred income tax assets	$63	$7,523
Deferred income tax liabilities	(127,815)	(107,909)
Deferred income tax liabilities, net	$(127,752)	$(100,386)

12.	CURRENT AND DEFERRED INCOME TAX (continued)

As at December 31, 2019, an aggregate deferred tax liability of $13,952,000 (December 31, 2018 - $17,617,000) for temporary differences of $46,507,000 (December 31, 2018 - $58,724,000) related to investments in subsidiaries was not recognized as we control the dividend policy of our subsidiaries (i.e., we control the timing of reversal of the related taxable temporary differences and we are satisfied that they will not reverse in the foreseeable future).

We recognize tax benefits on losses or other deductible amounts generated in countries where we determine that it is probable that taxable profits will be available to be utilized against those temporary differences. Our unrecognized deductible temporary differences and unused tax losses for which no deferred tax asset is recognized consist of the following amounts:

Years ended December 31	2019	2018
Mineral properties, plant and equipment	$4,850	$3,330
Reclamation and closure cost provision	46,418	30,677
Tax loss carry forwards and tax credits	15,192	7,962
Mineral and foreign withholding tax	616	567
Other items	6,913	3,883
Unrecognized deductible temporary differences	$73,989	$46,419

At December 31, 2019, we had the following estimated tax operating losses available to reduce future taxable income, including both losses for which deferred tax assets are utilized to offset applicable deferred tax liabilities and losses for which deferred tax assets are not recognized as listed in the table above. Losses expire at various dates and amounts between 2020 and 2039.

As at December 31, 2019
Argentina	$1,193
Mexico	43,517
Peru	71
Canada	2,541
U.S.A.	7,433
Tax operating losses	$54,755